Other Payables	12 Months Ended
Dec. 31, 2022
Other Payables
Other Payables	Note 15. Other Payables

	December 31,
	2022	2021

	(USD in thousands)
Employee cost liabilities	353	989
Other liabilities	312	46
Total other payables	$665	$1,035